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The Gabelli Value 25 Fund Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.3%
Aerospace  — 2.4%
183,000 Aerojet Rocketdyne Holdings Inc.† ............ $ 7,201,050
Automotive  — 0.2%
84,001 Iveco Group NV† ...................................... 552,909
Automotive: Parts and Accessories  — 3.8%
140,000 Dana Inc. ................................................. 2,459,800
30,000 Garrett Motion Inc.† ................................. 215,700
71,000 Genuine Parts Co. ..................................... 8,947,420
11,622,920
Broadcasting  — 10.9%
7,000 Liberty Broadband Corp., Cl. A† ................ 917,420
30,500 Liberty Broadband Corp., Cl. C† ................ 4,127,260
104,000 Liberty Media Corp.-
Liberty SiriusXM, Cl. C† ........................ 4,755,920
517,500 Paramount Global, Cl. A ............................ 20,912,175
95,000 Sinclair Broadcast Group Inc., Cl. A ........... 2,661,900
33,374,675
Building and Construction  — 0.6%
30,000 Johnson Controls International plc ............ 1,967,100
Cable and Satellite  — 5.8%
18,500 AMC Networks Inc., Cl. A† ........................ 751,655
110,000 Comcast Corp., Cl. A ................................ 5,150,200
144,000 DISH Network Corp., Cl. A† ...................... 4,557,600
29,500 EchoStar Corp., Cl. A† .............................. 718,030
139,000 Liberty Global plc, Cl. A† .......................... 3,545,890
38,000 Liberty Global plc, Cl. C† .......................... 984,580
34,000 Rogers Communications Inc., Cl. B ........... 1,929,500
17,637,455
Computer Software and Services  — 0.4%
6,000 Meta Platforms Inc., Cl. A† ....................... 1,334,160
Consumer Products  — 7.5%
80,000 Edgewell Personal Care Co. ...................... 2,933,600
12,000 Energizer Holdings Inc. ............................. 369,120
170,000 Qurate Retail Inc., Cl. A ............................. 809,200
2,490,000 Swedish Match AB ................................... 18,770,867
22,882,787
Diversified Industrial  — 5.3%
36,160 Ampco-Pittsburgh Corp.† ......................... 228,170
190,000 Bollore SE ................................................ 999,231
79,000 Crane Co. ................................................. 8,554,120
35,000 DuPont de Nemours Inc. .......................... 2,575,300
20,000 Honeywell International Inc. ...................... 3,891,600
16,248,421
Electronics  — 7.6%
110,000 Resideo Technologies Inc.† ...................... 2,621,300
200,500 Sony Group Corp., ADR ............................ 20,593,355
23,214,655
Shares
Market
Value
Energy and Utilities  — 3.7%
34,000 Halliburton Co. ......................................... $ 1,287,580
147,000 National Fuel Gas Co. ................................ 10,098,900
11,386,480
Entertainment  — 12.6%
37,000 Discovery Inc., Cl. A† ............................... 922,040
140,000 Discovery Inc., Cl. C† ............................... 3,495,800
44,500 Fox Corp., Cl. A ........................................ 1,755,525
565,000 Grupo Televisa SAB, ADR ......................... 6,610,500
18,000 Liberty Media Corp.-
Liberty Braves, Cl. A† ............................ 518,040
119,040 Liberty Media Corp.-
Liberty Braves, Cl. C† ............................ 3,322,406
88,052 Madison Square Garden Entertainment
Corp.† .................................................. 7,335,612
55,000 Madison Square Garden Sports Corp.† ..... 9,864,800
22,000 The Walt Disney Co.† ............................... 3,017,520
125,000 Vivendi SE ................................................ 1,637,250
38,479,493
Environmental Services  — 6.0%
90,000 Republic Services Inc. .............................. 11,925,000
46,000 Waste Connections Inc. ............................ 6,426,200
18,351,200
Equipment and Supplies  — 1.5%
47,000 CIRCOR International Inc.† ....................... 1,251,140
50,000 Flowserve Corp. ....................................... 1,795,000
6,500 Valmont Industries Inc. ............................. 1,550,900
4,597,040
Financial Services  — 11.8%
91,000 American Express Co. ............................... 17,017,000
29,000 Citigroup Inc. ........................................... 1,548,600
450,000 Post Holdings Partnering Corp., Cl. A† ...... 4,401,000
200,000 The Bank of New York Mellon Corp. .......... 9,926,000
10,000 The Goldman Sachs Group Inc. ................. 3,301,000
36,193,600
Food and Beverage  — 5.2%
54,000 Diageo plc, ADR ....................................... 10,969,560
80,000 Mondelēz International Inc., Cl. A .............. 5,022,400
15,991,960
Health Care  — 0.3%
6,000 Zimmer Biomet Holdings Inc. ................... 767,400
3,500 Zimvie Inc.† ............................................. 79,940
847,340
Hotels and Gaming  — 1.3%
44,500 Ryman Hospitality Properties Inc., REIT† .. 4,128,265
Machinery  — 2.1%
303,744 CNH Industrial NV .................................... 4,817,380
100,000 CNH Industrial NV, Borsa Italiana .............. 1,592,447
6,409,827

The Gabelli Value 25 Fund Inc.
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Metals and Mining  — 7.6%
293,000 Newmont Corp. ........................................ $ 23,278,850
Real Estate  — 1.4%
57,500 Indus Realty Trust Inc., REIT ..................... 4,202,675
Telecommunication Services  — 0.4%
29,000 Telesat Corp.† .......................................... 478,500
46,000 Telesat Corp., New York† .......................... 759,000
1,237,500
Telecommunications  — 0.6%
100,000 Telephone and Data Systems Inc. .............. 1,888,000
Wireless Communications  — 0.3%
31,400 United States Cellular Corp.† .................... 949,222
TOTAL COMMON STOCKS .................. 303,977,584
CONVERTIBLE PREFERRED STOCKS  — 0.1%
Automotive: Parts and Accessories  — 0.1%
44,366 Garrett Motion Inc., Ser. A,
11.000% .............................................. 367,350
Shares
Market
Value
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
25,000 Ampco-Pittsburgh Corp., expire 08/01/25† $ 20,378
Financial Services  — 0.0%
150,000 Post Holdings Partnering Corp., expire
02/09/23† ............................................. 84,390
TOTAL WARRANTS .......................... 104,768
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.6%
$ 1,825,000 U.S. Treasury Bills,
0.310% to 0.491%††,
05/12/22 to 06/23/22 ............................ 1,823,854
TOTAL INVESTMENTS — 100.0%
(Cost $117,612,955) ............................. $ 306,273,556
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust